Stock Compensation (Tables)	9 Months Ended	12 Months Ended
	Jul. 29, 2017	Oct. 29, 2016
Key Assumptions Used in Determining Fair Value of Options Granted

The key assumptions used in determining the fair value of options granted for fiscal years 2016, 2015, and 2014, are as follows:

	2016	2015	2014
Weighted-average volatility	52.75 - 52.98%	52.59 - 52.73%	52.75 - 53.05%
Weighted-average risk-free interest rate	1.83 - 2.25%	1.93 - 2.37%	2.35 - 2.80%
Weighted-average expected life in years	10.00	10.00	10.00
Dividend yield	—	—	—
Weighted-average grant date fair value per option	$5.09	$4.48	$3.16

Summary of Stock Option Activity

Stock option activity for fiscal years 2016, 2015 and 2014, was as follows:

	Number of Shares	Weighted- Average Exercise Price Per Share	Weighted- Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value of In-the- Money Options
Outstanding at October 31, 2013	3,307,760	$3.59	6.1	$3,496

Granted	2,236,000	4.89	—	—
Exercised	—	—	—	—
Cancelled	(183,200)	4.31	—	—

Outstanding at October 31, 2014	5,360,560	$4.09	6.8	$4,773
Granted	368,000	7.00	—	—
Exercised	—	—	—	—
Cancelled	(894,000)	4.60	—	—

Outstanding at October 31, 2015	4,834,560	$4.30	6.0	$15,156

Granted	1,000,000	8.00	—	—
Exercised	—	—	—	—
Cancelled	(2,088,000)	4.39	—	—

Outstanding at October 29, 2016	3,746,560	$5.69	7.1	$27,735

Exercisable at October 29, 2016	970,640	$5.19	—	$8,429

Restricted Stock Units [Member]
Summary of Restricted Stock Units Outstanding

The change in the number of restricted stock units outstanding consisted of the following:

	Restricted Stock Units Outstanding	Weighted-average grant date fair value per unit
Outstanding, October 29, 2016	—	—
Granted	48,364	$25.06
Vested	—	—
Cancelled/Expired	(3,300)	25.00

Outstanding, July 29, 2017	45,064	$25.06